Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Assets and Liability - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Assets And Liability [Abstract]
Gross amount, Asset		$ 21,375
Gross amount, Liability	(417)	(48,379)
Amount offset, Asset		(21,375)
Amount offset, Liability		21,375
Risk Management contracts, Asset
Risk Management contracts, Liability	$ (417)	$ (27,004)